Multiemployer Plans (Tables)	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Schedule of multiemployer plans

Plan	EIN/ Pension Plan #	Latest 5500 Year Ending	Pension Protection Act Zone Status - 2022 (a)	Pension Protection Act Zone Status - 2021 (a)	FIP/RP Status Pending / Implemented (b)	2022 Contributions (Amounts in thousands)	2021 Contributions (Amounts in thousands)	Surcharge Imposed	Expiration Date of CBA
A	91-6123688	6/30/2021	G	G	No	$731	$2,564	No	6/30/2023
B	91-6028571	12/31/2021	G	G	No	544	616	No	5/31/2023
C	91-6029051	12/31/2021	G	G	No	572	507	No	5/31/2023
D	51-6102576	12/31/2021	G	G	FIP Implemented	2,996	519	No	6/30/2023
E	13-1809825	12/31/2021	G	G	No	930	324	No	4/30/2026
F	43-6108379	3/31/2021	G	G	No	-	77	No	4/30/2023
G	95-6042866	5/31/2021	G	G	No	111	87	No	12/31/2024
H	25-1283169	12/31/2021	G	G	No	48	70	No	5/31/2023
I	11-6245313	2/28/2022	G	R	FIP Implemented	295	225	No	6/30/2023
J	11-2392157 36-6052390	2/1/2021	G	G	No	100	32	No	6/30/2023
K	91-6066773	4/1/2021	G	G	No	179	18	No	3/31/2024
L	94-6277608	6/1/2021	G	G	FIP Implemented	212	-	No	6/30/2021
M	43-6052659	10/31/2020	G	G	No	166	118	No	7/31/2023
	All Others					409	700	No	Various
						$7,293	$5,857